CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 577	$ 516
Short-term time deposits	200	0
Trade receivables, net	632	545
Miscellaneous receivables	72	131
Inventories	779	608
Other current assets	42	30
Current assets held for sale	0	217
Total current assets	2,302	2,047
Properties
Properties and equipment at cost	8,383	7,908
Less: Accumulated depreciation	5,276	5,063
Properties and equipment held for sale, net	0	374
Net properties	3,107	3,219
Goodwill	406	375
Other noncurrent assets	369	322
Noncurrent assets held for sale	0	23
Total assets	6,184	5,986
Current liabilities
Payables and other current liabilities	961	1,012
Borrowings due within one year	153	6
Current liabilities related to assets held for sale	0	52
Total current liabilities	1,114	1,070
Long-term borrowings	1,445	1,598
Deferred income tax liabilities	210	284
Post-employment obligations	1,411	1,274
Other long-term liabilities	134	130
Noncurrent liabilities related to assets held for sale	0	3
Total liabilities	4,314	4,359
Stockholders' equity
Common stock	2	2
Additional paid-in capital	900	793
Retained earnings	2,760	2,253
Accumulated other comprehensive income	138	194
Total stockholders' equity before treasury stock	3,800	3,242
Treasury stock at cost	1,930	1,615
Total stockholders' equity	1,870	1,627
Total liabilities and stockholders' equity	$ 6,184	$ 5,986